SELECTED STATEMENTS OF INCOME DATA - Schedule of Net Earnings Per Share (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement Related Disclosures [Abstract]
Net income to ordinary shareholders	$ 199,223	$ 196,346	$ 185,904
Weighted average number of shares (in shares)	63,189	62,710	62,120
Effect of dilutive securities: Add - employee stock options and RSU (in shares)	1,605	1,611	1,682
Warrants issued in the exchangeable notes transaction (in shares)	2,102	1,635	859
Denominator for diluted net earnings per share - adjusted weighted average shares (in shares)		65,956	64,661